Expense Example - AQR Diversifying Strategies Fund	Dec. 31, 2024 USD ($)
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 312
Expense Example, with Redemption, 3 Years	954
Expense Example, with Redemption, 5 Years	1,620
Expense Example, with Redemption, 10 Years	3,402
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	324
Expense Example, with Redemption, 3 Years	989
Expense Example, with Redemption, 5 Years	1,678
Expense Example, with Redemption, 10 Years	3,512
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	351
Expense Example, with Redemption, 3 Years	1,068
Expense Example, with Redemption, 5 Years	1,807
Expense Example, with Redemption, 10 Years	$ 3,756